Convertible Debt (Schedule of Convertible Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of Convertible Debt [Abstract]
Convertible Debt - beginning of period	$ 56,984	$ 49,067
Transition to IFRS 9		1,346
Convertible Debt - adjusted beginning of period	56,984	50,413
Change due to modification (Note 7)	792	3,142
Accretion and capitalized interest	2,105	3,429
Repayment	(59,881)
Convertible Debt - end of period		56,984
Less current portion		(56,984)	$ (50,413)	$ (49,067)
Non-current portion